Financial Assets And Financial Liabilities - Additional Information (Detail) € / shares in Units, € in Thousands		12 Months Ended
	Feb. 09, 2023 € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2023 $ / shares	Jun. 30, 2023 € / shares
Disclosure of financial assets and liabilities [line items]
Number of warrants exercisable | shares	1,007,894
Class of warrants or rights fair value per warrant | € / shares		€ 0.15	€ 0.44
Change in fair value of derivative warrant liabilities		€ (6,476)	€ (80,748)	€ 68,954
Common stock par or stated value per share | € / shares		€ 3.05	€ 5.32			€ 2.58
Allowance account for credit losses of financial assets		€ 1,536	€ 1,656
Additional allowance account for credit losses of trade and other receivables		4,836	3,404
Adjustments For Expected Credit Loss For Trade And Other Receivables		1,893	3,873	479
Uncollectible balances		581	0
Gains (losses) on change in fair value of derivatives		6,476	80,748	€ (68,953)
Other Operating Expenses [member]
Disclosure of financial assets and liabilities [line items]
Adjustments For Expected Credit Loss For Trade And Other Receivables		€ 1,893	€ 3,873
Top of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		8.00%	6.79%
Top of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		5.67%	6.32%
Bottom of range [member] | Floating interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		3.00%	3.00%
Bottom of range [member] | Fixed interest rate [member]
Disclosure of financial assets and liabilities [line items]
Borrowings adjustment to interest rate		0.00%	0.00%
Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights exercise price per share | € / shares	€ 5.32
Number of shares issued | shares	1,007,894
Public warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share | € / shares		€ 0.12
Class of warrants or rights exercise price per share | $ / shares					$ 11.5
Public warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares		5,750,000
Private warrants [member] | Ordinary shares [member] | Common stock class A [member]
Disclosure of financial assets and liabilities [line items]
Shares issued price per share | € / shares		€ 0.12
Class of warrants or rights exercise price per share | $ / shares					$ 11.5
Private warrants [member] | Kensington acquisition corp two [member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights assumed from the acquiree | shares		8,933,333
BBVA warrant [Member]
Disclosure of financial assets and liabilities [line items]
Class of warrants or rights fair value per warrant | € / shares		€ 1.32